CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 106,708	$ 16,401	¥ 134,924
Prepaid expenses and other current assets	212,984	32,734	70,502
Total current assets	1,064,491	163,608	1,735,143
Non-current assets:
Long term investments	30,148	4,634	34,159
Total non-current assets	541,544	83,234	70,684
TOTAL ASSETS	1,606,035	246,842	1,805,827
Current liabilities:
Accrued expenses and other payables	39,282	6,038	35,549
Total current liabilities	1,887,363	290,082	1,893,188
Total liabilities	2,106,942	323,831	1,948,347
Shareholders’ deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 409,339,219 and 426,267,345 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	338	52	334
Additional paid-in capital	1,573,341	241,818	1,562,408
Treasury stock	0	0	(24,531)
Statutory reserves	1,326	204	1,326
Accumulated deficit	(2,076,151)	(319,099)	(1,682,459)
Accumulated other comprehensive income	2,559	393	717
Total shareholders’ deficit	(500,907)	(76,989)	(142,520)		¥ 721,687	¥ 834,947
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	1,606,035	246,842	1,805,827
Parent
Current assets:
Cash and cash equivalents	1,141	175	24,463	$ 3,760	¥ 46,363	¥ 73,408
Prepaid expenses and other current assets	1,647	253	1,505
Total current assets	2,788	428	25,968
Non-current assets:
Long term investments	20,045	3,081	19,684
Investments in subsidiaries and consolidated VIEs	(514,022)	(79,005)	(183,170)
Total non-current assets	(493,977)	(75,924)	(163,486)
TOTAL ASSETS	(491,189)	(75,496)	(137,518)
Current liabilities:
Accrued expenses and other payables	7,398	1,137	4,687
Total current liabilities	7,398	1,137	4,687
Total liabilities	7,398	1,137	4,687
Shareholders’ deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 409,339,219 and 426,267,345 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	338	52	334
Additional paid-in capital	1,573,341	241,817	1,562,408
Treasury stock	0	0	(24,531)
Statutory reserves	1,326	204	1,326
Accumulated deficit	(2,076,151)	(319,099)	(1,682,459)
Accumulated other comprehensive income	2,559	393	717
Total shareholders’ deficit	(498,587)	(76,633)	(142,205)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	¥ (491,189)	$ (75,496)	¥ (137,518)